Material partly-owned subsidiaries (Details 2) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Mar. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Total equity	S/ 1,451,363	S/ 1,506,708		S/ 1,980,029	S/ 2,046,134
Attributable to:
Equity holders of parent	1,451,363	1,506,560
Non-controlling interest		148
Fosfatos Del Pacifico S.A. [Member]
Disclosure of subsidiaries [line items]
Cash, inventories and other current assets
Other receivables, property, plant and equipment and other non-current assets
Trade payables and other liabilities current
Total equity
Attributable to:
Equity holders of parent
Non-controlling interest			S/ 100,357
Salmueras Sudamericanas S.A. [Member]
Disclosure of subsidiaries [line items]
Cash, inventories and other current assets	27	587
Other receivables, property, plant and equipment and other non-current assets	19
Trade payables and other liabilities current	(674)
Total equity	(628)	587
Attributable to:
Equity holders of parent	S/ (628)	440
Non-controlling interest		S/ 147